Discontinued operations and assets and liabilities of disposal groups (Tables)	6 Months Ended
Jun. 30, 2022
Discontinued operations and assets and liabilities of disposal groups
Schedule of profit/(loss) net of tax and operating cash flows attributable to discontinued operations

	30 June	30 June
	2022	2021
	£m	£m
Interest receivable	156	172
Net interest income	156	172
Non-interest income	(4)	6
Total income	152	178
Operating expenses	(24)	(22)
Profit before impairment releases	128	156
Impairment releases	62	24
Operating profit before tax	190	180
Tax charge	—	(3)
Profit from discontinued operations, net of tax	190	177

	30 June	30 June
	2022	2021
	£m	£m
Net cash flows from operating activities	402	857
Net cash flows from investing activities	150	—
Net increase in cash and cash equivalents	552	857

Schedule of assets and liabilities of disposal groups

	30 June	31 December
	2022	2021
	£m	£m
Assets of disposal groups
Loans to customers - amortised cost	14,178	9,002
Derivatives	1	5
Other assets	8	8
	14,187	9,015

Liabilities of disposal groups
Other liabilities	8	5
	8	5

Net assets of disposal groups	14,179	9,010